Fair value measurements and Hedging	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Fair value measurements and Hedging

13.            Fair value measurements and Hedging:

Fair value on a recurring basis:

Interest rate swaps

Details of the Company’s interest rate swaps are discussed in Note 18 of the Company’s consolidated financial statements for the year ended December 31, 2024, included in the 2024 Annual Report.

The following table summarizes the interest rate swaps in place as of June 30, 2025:

Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Initial Notional	Current Notional
ING	Mar-20	Mar-20	Mar-26	0.7000%	$ 29,960	$ 18,725
ING	Jul-20	Jul-20	Jul-26	0.3700%	$ 70,000	$ 14,583

The above interest rate swaps were designated and qualified as cash flow hedges while they were in effect until March 31, 2025 and the effective portion of the unrealized gains/losses from the above swaps (designated as cash flow hedges) was recorded in “Other Comprehensive Income/(Loss)” until March 31, 2025. On April 1, 2025, these interest rate swaps were de-designated from cash flow hedges since they no longer meet the hedging relationship criteria and the gain from the de-designated interest rate swaps amounting to $446 is separately reflected under “Gain/(Loss) on derivative financial instruments, net” in the unaudited interim condensed consolidated income statement for the corresponding period.

In addition, following the prepayment of the then existing ING Facility and SEB $39,000 Facility (Note 8), the Company early terminated the following interest rate swap agreements: i) in January 2025, the one with ING for the vessels Peloreus and Leviathan which was originally set to mature in October 2025 and ii) in February 2025, the one with SEB for the vessels Star Marilena, Star Borneo and Star Bueno, which was originally set to mature in January 2026. In connection with the aforementioned unwinding of these interest rate swap agreements, during the six-month period ended June 30, 2025, the Company recorded a gain of $771, which is included under “Gain/(Loss) on debt extinguishment, net” in the unaudited interim condensed consolidated income statement for the corresponding period.

Freight Derivatives and Bunker Swaps

The results of the Company’s freight derivatives and bunker swaps for the six-month periods ended June 30, 2024 and 2025 and the valuation of their open positions as of  December 31, 2024 and June 30, 2025 are presented in the tables below.

13.       Fair value measurements and Hedging - continued:

Fair value on a recurring basis - continued:

The amounts of Gain / (Loss) on interest rate swaps, freight derivatives, foreign currency forward contracts and bunker swaps recognized in the unaudited interim condensed consolidated income statements are analyzed as follows:

	Six months ended June 30,
	2024	2025
Consolidated Income Statement
Gain/(loss) on derivative financial instruments, net
Realized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	7	400
Unrealized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	(1,356)	46
Realized gain/(loss) of foreign currency forward contracts	103	—
Total Gain/(loss) recognized	$(1,246)	$446

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss)	2,792	551
Total Gain/(loss) recognized	$2,792	$551

Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	(7,967)	1,271
Realized gain/(loss) on bunker swaps	(49)	1,409
Unrealized gain/(loss) on FFAs	3,657	903
Unrealized gain/(loss) on bunker swaps	43	752
Total Gain/(loss) recognized	$(4,316)	$4,335

The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2024 and June 30, 2025, based on Level 1 quoted market prices in active markets.

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
		December 31, 2024		June 30, 2025
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
FFAs - current	Derivatives, current asset portion	$65	$—	$1,004	$—
Bunker swaps - current	Derivatives, current asset portion	63	—	816	—
Total		$128	$—	$1,820	$—
LIABILITIES
FFAs - current	Derivatives, current liability portion	$—	$—	$34	$—
Total		$—	$—	$34	$—

13.       Fair value measurements and Hedging - continued:

Fair value on a recurring basis - continued:

Certain of the Company’s derivative financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2024 and June 30, 2025 amounted to $732 and $153, respectively, and are included within “Restricted cash, current” in the consolidated balance sheets (Note 8).

The following table summarizes the valuation of the Company’s derivative financial instruments as of December 31, 2024 and June 30, 2025, based on Level 2 observable market based inputs or unobservable inputs that are corroborated by market data.

		Significant Other Observable Inputs (Level 2)
		December 31, 2024		June 30, 2025
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$—	$2,049	$747	$—
Interest rate swaps - non-current	Derivatives, non-current asset portion	—	330	23	—
Total		$—	$2,379	$770	$—

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans, revolving facilities and lease financings (Level 2), bearing interest at variable interest rates, approximates their recorded values as of June 30, 2025 due to the variable interest rate nature thereof.

Investment in debt security

In June 2025, the Company acquired a Tier 2 subordinated bond issued by Attica Bank with a principal amount of €800,000 and a fixed annual interest rate of 7.375%. The bond was issued on June 13, 2025, matures on June 13, 2035, and is listed on the Luxembourg Stock Exchange. This investment was made as part of the Company’s short-term cash and liquidity management strategy.

The bond is classified as an available-for-sale (“AFS”) debt security under U.S. GAAP in accordance with ASC 320. The investment is included under “Other current assets” in the consolidated balance sheet as of June 30, 2025 and the unrealized gain/loss of the AFS Debt security is recorded in “Other Comprehensive Income/(Loss)”.

The amortized cost and fair value of AFS debt security, based on its quoted price in active market (Level 1), as of June 30, 2025, are summarized as follows:

		June 30, 2025
	Balance Location	Amortized Cost	Unrealized gain/(loss)	Fair Value
AFS Debt Security	Other current assets	$914	$58	$972
Total		$914	$58	$972